Schedule II - Condensed Financial Information of Parent - Balance Sheets (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013	Apr. 11, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Equity securities, available-for-sale, cost	$ 238.2		$ 297.9		$ 320.6
Common stock, shares authorized	900,000,000	900,000,000	900,000,000		900,000,000
Common stock, shares outstanding	260,803,730	230,000,000	230,000,000	230,000,000	230,000,000
Common stock, shares issued	260,882,850	230,079,120	230,079,120		230,079,120
Treasury stock, shares	79,120	79,120	79,120		79,120
Common stock, par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Parent Issuer
Condensed Balance Sheet Statements, Captions [Line Items]
Equity securities, available-for-sale, cost			$ 52.4		$ 65.6
Common stock, shares authorized			900,000,000		900,000,000
Common stock, shares outstanding			230,000,000		230,000,000
Common stock, shares issued			230,079,120		230,079,120
Treasury stock, shares			79,120		79,120
Common stock, par value			$ 0.01		$ 0.01